SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32       SUBSEQUENT EVENTS

32.1     Export Prepayment Agreements (“EPP”)

On February 14, 2020, Suzano, through its wholly-owned subsidiaries Suzano Pulp and Paper Europe S.A., Suzano Austria GmbH and Fibria Overseas Finance Ltd., entered into a syndicated export prepayment agreement in the amount of US$850,000 (equivalent to R$3,426,095), with a term of six years. This transaction is fully and unconditionally guaranteed by Suzano S.A.

On February 14, 2020, Suzano, through its wholly-owned subsidiary Suzano Pulp and Paper Europe S.A., voluntarily prepaid the principal amount of U.S.$750,000 (equivalent to R$3,023,025), related to a syndicated export prepayment agreement entered into on February 7, 2018, with quarterly interest payments of 1.15% p.a. plus quarterly LIBOR, which was scheduled to mature in February 2023.

32.2     Make-whole bonds 2021

On February 28, 2020 the Company informed its shareholders and the market that on that date, its wholly-owned subsidiary Suzano Trading Ltd. (“Suzano Trading”) exercised its right to redeem all of the outstanding aggregate principal amount of the 5.875% senior notes issued by it and guaranteed by Suzano due 2021 (“2021 Notes”) currently outstanding, in the total aggregate principal amount of US$189,630. Suzano Trading notified the holders of the 2021 Notes of its intention to redeem all the outstanding 2021 Notes and pay the related make-whole premium calculated in accordance with the terms.